Segment Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment Information
5.	Segment Information

The Group identifies operating segments based on the internal report regularly reviewed by the Group’s Chief Operating Decision Maker to make decisions about resources to be allocated to segments and assess performance. An operating segment of the Group is a component for which discrete financial information is available. The Chief Operating Decision Maker has been identified as the Company’s board of directors. No operating segments have been aggregated to form the reportable segments.

In 2018, the Group changed its operating segment from one component to two components as its budget has been prepared based on the Core business and Strategic business and as the Company’s board of directors changed the unit of components to assess the performance of the Group from a single segment to two segments, Core business segment and Strategic business segment.

Under the corporate strategy to allocate the resources generated from the Core business to the Strategic business, the Company’s board of directors individually assesses the business performance of the Core business based on the growth of revenue and profitability and of the Strategic business based on profitability as well as important non-financial KPIs such as the expansion of user base.

(1)	Description of Reportable Segments

The Group’s reportable segments are as follows:

Core business segment

Core business segment mainly consists of advertising service, communication and content. Advertising services mainly include display advertising, account advertising, and other advertising. Display advertising provides advertisements on services such as LINE NEWS. Account advertising mainly includes LINE Official Accounts and Sponsored Stickers. Other advertising mainly includes advertisements on services such as livedoor blog, NAVER Matome and advertisements appearing on LINE Part Time Job. Communication mainly includes LINE Stickers. Content mainly includes LINE Games.

Strategic business segment	Strategic business segment consists of Fintech services, such as LINE Pay service, and other services such as AI, LINE Friends, and E-commerce.

(2)	Profit or Loss for the Group’s operating segments

The Group’s operating profit for each segment is prepared in the same method as the consolidated financial statements, except that certain items such as other operating income and share-based compensation expenses are included in corporate expenses. Also, IT development expenses and indirect expenses such as department management fees are allocated based on the information such as the hours of service provided, the number of server infrastructures used to provide the service, or the percentage of revenues. As the Company’s board of directors uses the information after eliminating intercompany transactions for their performance assessment, there is no adjustment between segments.

From the fiscal year of 2018, the Group divided its operating segment into Core business segment and Strategic business segment, as the Company’s board of directors assesses performance based on these components. From the annual reporting period ended December 31, 2018, the Group monitors its profit and loss by segment. The profit and loss of each segment for the annual reporting period ended December 31, 2016, 2017 was prepared mainly based on the same method as in fiscal year 2018 where practicable and adjusted accordingly.

For the year ended December 31, 2016

(In millions of yen)

	Reportable segments			Corporate adjustments(1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers(2)	130,405	10,299	140,704	—	140,704
Segment profit/(loss)(3)	29,129	(4,743)	24,386	(4,489)	19,897
Depreciation and amortization expenses	4,431	669	5,100	—	5,100

(1)	Corporate adjustments mainly include difference in exchange rate under managerial accounting, other operating income and share-based compensation expenses.
(2)	The segment information for the year ended December 31, 2016 is presented based on IAS 18, while it is presented under IFRS 15 for the year ended December 31, 2018.
(3)	The amount of “Segment profit/(loss)” is equivalent to profit from operating activities on Consolidated Statement of Profit or Loss.

For the year ended December 31, 2017

(In millions of yen)

	Reportable segments			Corporate adjustments(1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers(2)	149,156	17,991	167,147	—	167,147
Segment profit/(loss)(3)	34,250	(17,674)	16,576	8,502	25,078
Depreciation and amortization expenses	6,252	897	7,149	—	7,149

(1)	Corporate adjustments mainly include other operating income and share-based compensation expenses.
(2)	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the year ended December 31, 2018.
(3)	The amount of “Segment profit/(loss)” is equivalent to profit from operating activities on Consolidated Statement of Profit or Loss.

For the year ended December 31, 2018

(In millions of yen)

	Reportable segments			Corporate adjustments(1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers	178,398	28,784	207,182	—	207,182
Segment profit/(loss)(2)	26,559	(34,931)	(8,372)	24,482	16,110
Depreciation and amortization expenses	8,832	2,303	11,135	—	11,135

(1)	Corporate adjustments mainly include other operating income and share-based compensation expenses.
(2)	The amount of “Segment profit/(loss)” is equivalent to profit from operating activities on Consolidated Statement of Profit or Loss.

The reconciliation of segment profit to the profit before tax from continuing operations is as follows:

(In millions of yen)

	2016	2017	2018
Segment profit	19,897	25,078	16,110
Financial income	87	257	413
Financial costs	(65)	(26)	(519)
Share of loss of associates and joint ventures	(833)	(6,321)	(11,148)
Loss on foreign currency transactions, net	(43)	(818)	(902)
Other non-operating income	9	1,963	869
Other non-operating expenses	(1,062)	(1,988)	(1,469)

Profit before tax from continuing operations	17,990	18,145	3,354

The above items are not allocated to individual segments as these are managed on an overall group basis.

(3)	Revenues from Major Services

The Group’s revenues from continuing operations from its major services for the years ended December 31, 2016, 2017 and 2018 are as follows. Revenues for the years ended December 31, 2016 and 2017 are presented using IAS 18 as the Group uses the modified retrospective method in the adoption of IFRS 15.

Revenues recognized at a point in time mainly consist of revenues from LINE Friends.

(In millions of yen)
	2016	2017	2018
Core business
Advertising
Display advertising(1)	10,448	26,609	36,221
Account advertising(2)	33,986	38,929	56,714
Other advertising(3)	10,186	10,433	15,302

Sub-total	54,620	75,971	108,237

Communication, content, and others
Communication(4)	29,290	30,225	28,527
Content(5)	44,784	40,144	38,237
Others	1,711	2,816	3,397

Subtotal	75,785	73,185	70,161

Core business total	130,405	149,156	178,398

Strategic business
Friends(6)	9,383	12,299	19,579
Others(7)	916	5,692	9,205

Strategic business total	10,299	17,991	28,784

Total	140,704	167,147	207,182

(1)	Revenues from display advertising primarily consisted of fees from advertisement on services such as Timeline and LINE NEWS.
(2)	Revenues from account advertising primarily consisted of fees from LINE Official Accounts, Sponsored Stickers and LINE Points.
(3)	Revenues from other advertising were mainly attributable to advertising revenue from livedoor, NAVER Matome and LINE Part-Time Job.
(4)	Revenues from communication were mainly attributable to sales of LINE Stickers and Creator Stickers.
(5)	Revenues from content primarily consisted of sales of LINE GAMES’s virtual items.
(6)	Friends primarily consisted of revenues from sales of character goods.
(7)	Others primarily consisted of revenues from LINE Mobile service and E-commerce.

(4)	Geographic Information

Revenues from external customers

Revenues from external customers classified by country or region were based on the locations of customers. Revenues attributable to communication and content have been classified based on the geographical location of the end users. Revenues attributable to advertising have been classified based on the geographical locations where the services were provided.

(In millions of yen)
	2016	2017	2018
Japan (country of domicile)	100,939	121,283	148,260
Taiwan	15,614	16,630	18,593
Others	24,151	29,234	40,329

Total	140,704	167,147	207,182

Non-current operating assets

Non-current operating assets mainly consist of property and equipment and intangible assets.

(In millions of yen)
	December 31, 2017	December 31, 2018
Japan (country of domicile)	23,089	34,502
Korea	10,605	5,310
Others	5,676	7,946

Total	39,370	47,758

(5)	Major Customers

No single customer accounted for 10 percent or more of the Group’s total revenues for the years ended December 31, 2016, 2017 and 2018.